UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES

Commission File Number of the issuing entity:  333-262471-03

Central Index Key Number of the issuing entity: 0002021594

BMW Vehicle Owner Trust 2024-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-262471

Central Index Key Number of the depositor:  0001136586

BMW FS Securities LLC
 (Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW Financial Services NA, LLC
 (Exact name of sponsor as specified in its charter)

Luke Overmeyer, (201) 307-4300
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION INCLUDED WITH THIS FORM

Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.

Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX

Exhibit 102	Asset Data File (Schedule AL for a pool of receivables with an aggregate principal balance of $1,637,235,279.40)

Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 28, 2024

BMW FS SECURITIES LLC
(Depositor)

By:	/s/ Helena von Gladiss
	Name:	Helena von Gladiss
	Title:	Treasurer

By:	/s/ Ole Jensen
	Name:	Ole Jensen
	Title:	Chief Executive Officer and Vice President –
Finance